Share-Based Compensation Plans - Company's Stock Option Activity And Related Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Options Outstanding
Beginning balance (in shares)	3,566,894
Granted (in shares)	0
Forfeited and canceled (in shares)	0
Expired (in shares)	(78,165)
Ending balance (in shares)	3,488,729	3,566,894
Options exercisable (in shares)	1,306,488
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 2.31
Granted (in dollars per share)	0.00
Forfeited and canceled (in dollars per share)	0.00
Expired (in dollars per share)	2.54
Ending balance (in dollars per share)	2.30	$ 2.31
Options exercisable (in dollars per share)	$ 3.40
Aggregate Intrinsic Value
Balance	$ 498	$ 760
Options exercisable	$ 193
Weighted-Average Contractual Term in Years
Weighted-average contractual term in years	5 years 5 months 10 days	5 years 8 months 5 days
Options exercisable	5 years 4 months 30 days